Benefits offered to team members (Tables)	12 Months Ended
Dec. 31, 2018
Benefits Offered To Team Members
Schedule of short-term benefits
	2018	2017	2016

Health care	162,338	140,553	139,412
Private pension	84,525	67,008	61,593
Transport	64,714	58,825	55,223
Feeding	33,537	30,916	28,874
Training	27,463	18,285	20,589
Other	18,271	16,173	13,237
	390,848	331,760	318,928

Schedule of defined benefit obligations
	Consolidated
	2018	2017
Defined benefit
Novamont Braskem America	68,904	62,963
Braskem Alemanha and Netherlands	114,705	93,994
	183,609	156,957
Health care
Bradesco saúde	90,679	83,233

Total obligations	274,288	240,190

Fair value of plan assets
Novamont Braskem America	(66,073)	(44,823)
Braskem Alemanha	(1,842)	(1,592)
	(67,915)	(46,415)

Consolidated net balance (non-current liabilities)	206,373	193,775

Schedule of changes in defined benefit obligations
	2018	2017	2016

Balance at beginning of year	240,190	201,516	216,632
Health care	7,446	11,334	2,203
Current service cost	5,842	5,058	4,576
Interest cost	4,906	4,139	3,983
Benefits paid	(3,845)	(3,399)	(3,156)
Change plan	1,391
Actuarial losses (gain)	(3,713)	9,661	3,590
Exchange variation	22,071	11,881	(26,312)
Balance at the end of the year	274,288	240,190	201,516

Schedule of changes in fair value plan assets
	2018	2017	2016

Balance at beginning of year	46,415	39,380	46,395
Actual return on plan assets	(3,200)	5,115	221
Employer contributions	20,544	4,069	3,569
Benefits paid	(3,712)	(2,915)	(3,087)
Exchange variation	7,868	766	(7,718)
Balance at the end of the year	67,915	46,415	39,380

Schedule of amounts recognized in profit and loss
	2018	2017	2016

Health care	7,446	11,334	2,203
Current service cost	5,842	5,058	4,576
Interest cost	4,906	4,139	3,983
Expected return on plan assets		(28)	(31)
Actuarial losses	2,077	6,069	2,472
	20,271	26,572	13,203

Schedule of actuarial assumptions
	(%)
	2018				2017				2016
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	5.03	4.45	2.00	2.00	5.45	3.70	2.00	2.00	4.18	4.35	2.00	n/a
Inflation rate	4.50	n/a	2.00	2.00	4.50	n/a	n/a	n/a	6.00	n/a	2.00	n/a
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	3.00	3.00	n/a	n/a	2.50	2.50	n/a	n/a	3.00	n/a
Rate of increase in future pension plan	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75	n/a	n/a	1.75	n/a
Aging factor	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	19.66	n/a	n/a	n/a	18.84	n/a	n/a	n/a	29.24	n/a	n/a	n/a

Schedule of sensitivity analysis
	Impact on the defined benefit obligation
	Premise change				Premise increase				Premise reduction
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands
Discount rate	1.0%	1.0%	0.5%	0.5%	10,428	7,261	10,802	563	(12,868)	(8,802)	(11,971)	(626)
Real medical inflation	n/a	n/a	n/a	n/a	15,698	n/a	n/a	n/a	(12,454)	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	1%	1%	n/a	n/a	6,256	336	n/a	n/a	(5,934)	(318)
Rate of increase in future pension plan	1%	n/a	0%	0%	n/a	n/a	3,087	166	n/a	n/a	(3,006)	(161)
Life expectancy	1%	n/a	1 year	1 year	n/a	n/a	2,848	144	n/a	n/a	(2,973)	(150)
Mortality rate	n/a	10%	n/a	n/a	n/a	1,984	n/a	n/a	n/a	(2,164)	n/a	n/a

	Health insurance - Impact on cost of services and interests costs
		Premise change		Premise increase		Premise reduction
	Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
	services	costs	services	costs	services	costs
Discount rate	1.0%	1.0%	381	198	(488)	(193)
Real medical inflation	1.0%	1.0%	344	1,532	(288)	(1,215)
Rate of increase in future pension plan	1.0%	1.0%	66	216	(67)	(221)